Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Common Stock Outstanding Roll Forward

	Number of Shares	Amount
Outstanding at December 31, 2015	257,070,005	$2,773.7
Shares issued through:
Acquisition of Carlisle Goldfields	4,788,039	17.5
Share-based compensation plans	1,457,872	9.7
Exercise of warrants	432,191	1.2
Flow-through share financing	3,328,388	20.1
Outstanding at December 31, 2016	267,076,495	$2,822.2
Shares issued through:
Acquisition of Richmont Mines Ltd (note 5)	88,398,804	615.3
Equity financing (i)	31,450,000	241.8
Share-based compensation plans	542,250	3.5
Exercise of warrants	332,466	0.5
Flow-through share financing (ii)	1,301,535	8.4
Outstanding at December 31, 2017	389,101,550	$3,691.7

Disclosure of number and weighted average exercise prices of share options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2015	10,237,362	$12.15
Granted	1,620,000	3.75
Conversion of Carlisle options to Alamos	462,954	9.69
Exercised	(1,099,749)	7.63
Expired	(1,708,931)	13.56
Outstanding at December 31, 2016	9,511,636	$10.87
Granted	578,490	9.62
Conversion of Richmont options to Alamos options (note 5)	2,863,146	3.53
Exercised	(510,673)	6.23
Expired	(2,013,254)	16.42
Outstanding at December 31, 2017	10,429,345	$7.94

Weighted average fair value assumptions used in the Black-Scholes valuation for stock options
The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2017	December 31, 2016
Weighted average share price at grant date (CAD$)	$9.62	$3.75
Risk-free rate	0.91% - 1.35%	0.32% - 0.92%
Expected dividend yield	0.70%	0.70%
Expected stock price volatility (based on historical volatility)	57%	49%
Expected life of option (months)	36 - 84	42 - 84
Weighted average per share fair value of stock options granted (CAD$)	$4.27	$1.52

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2017:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$0.82 - $3.00	1,770,508	2.04	0.90	1,770,508	2.04
$3.01 - $7.00	2,119,866	3.91	3.97	1,039,866	4.07
$7.01 - $11.00	4,234,349	8.07	2.21	3,375,194	7.88
$11.01 - $15.00	985,311	14.11	0.65	985,311	14.11
$15.01 - $19.00	1,112,425	16.59	0.81	1,112,425	16.59
$19.01 - $23.00	206,886	20.88	0.66	206,886	20.88
	10,429,345	$7.94	2.02	8,490,190	$8.53

Stock options outstanding and exercisable by range of exercise prices
Stock options outstanding and exercisable as at December 31, 2017:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$0.82 - $3.00	1,770,508	2.04	0.90	1,770,508	2.04
$3.01 - $7.00	2,119,866	3.91	3.97	1,039,866	4.07
$7.01 - $11.00	4,234,349	8.07	2.21	3,375,194	7.88
$11.01 - $15.00	985,311	14.11	0.65	985,311	14.11
$15.01 - $19.00	1,112,425	16.59	0.81	1,112,425	16.59
$19.01 - $23.00	206,886	20.88	0.66	206,886	20.88
	10,429,345	$7.94	2.02	8,490,190	$8.53

Continuity of the changes in the number of other long-term incentive plans (LTIP) outstanding
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2017 and 2016:

	Restricted share units ("RSU")	Stock appreciation rights ("SAR")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2015	1,404,325	2,471,462	276,930	273,363
Granted	574,088	—	130,009	340,188
Forfeited	(257,345)	(729,816)	(15,313)	(102,156)
Settled	(310,876)	(252,071)	(13,281)	(87,142)
Outstanding units, December 31, 2016	1,410,192	1,489,575	378,345	424,253
Granted	499,560	—	102,260	269,780
Conversion of Richmont units to Alamos units (note 5)	112,774	—	—	—
Forfeited	(171,452)	(316,074)	—	(65,451)
Settled	(350,140)	(117,976)	—	(28,877)
Outstanding units, December 31, 2017	1,500,934	1,055,525	480,605	599,705

Schedule of Earnings (loss) per share

	For the years ended December 31,
	2017	2016
Net earnings (loss)	$26.6	($17.9)
Weighted average number of common shares outstanding (in thousands)	305,521	265,234
Basic earnings (loss) per share	$0.09	($0.07)

Dilutive effect of potential common share equivalents (in thousands)	3,500	—

Diluted weighted average number of common shares outstanding (in thousands)	309,021	265,234
Diluted earnings (loss) per share	$0.09	($0.07)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
For the periods in which the Company records a loss, diluted loss per share is calculated using the basic weighted average number of shares outstanding, as using the diluted weighted average number of shares outstanding in the calculation would be anti-dilutive.

	For the years ended December 31,
(in thousands)	2017	2016
Stock options	2,920	9,512
Equity settled LTI	—	369
Warrants	12,232	11,310
	15,152	21,191

Schedule of Share Purchase Warrants
The Company has the following share purchase warrants ("Warrants"), outstanding as at December 31, 2017 related to past acquisitions:

	Number of warrants	Common shares issuable	Exercise price	Expiry date
	(000s)	(000s)	CAD
AGI.WT	7,167	7,167	$28.46	August 30, 2018
AGI.WT.A	5,065	5,065	$10.00	January 7, 2019
	12,232	12,232